Suppliers and contractors	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Suppliers and contractors

12. Suppliers and contractors

	Notes	June 30, 2024	December 31, 2023
Third parties – Brazil		2,759	3,461
Third parties – Abroad		1,748	1,653
Related parties	29(b)	262	158
Total		4,769	5,272

The Company has supplier finance arrangements, which do not substantially modify the original liabilities terms and conditions and remain presented as suppliers. The outstanding balance related to those transactions was US$1,391 as of June 30, 2024 (December 31, 2023: US$1,438), of which US$221 (December 31, 2023: US$221) relates to the structure introduced by the Company with the exclusive purpose of enabling small and medium suppliers to anticipate their receivables with better interest rates, in line with Company’s social pillar.